Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2020

FOO-QTLY-0720
1.802172.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Beverages - 29.9%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	1,050,300	$2,960,651
Distillers & Vintners - 3.7%
Constellation Brands, Inc. Class A (sub. vtg.)	157,600	27,217,520
Diageo PLC	642,600	22,420,247
		49,637,767
Soft Drinks - 26.0%
Coca-Cola European Partners PLC	173,453	6,539,178
Keurig Dr. Pepper, Inc. (b)	983,900	27,470,488
Monster Beverage Corp. (c)	937,102	67,387,005
PepsiCo, Inc.	823,500	108,331,425
The Coca-Cola Co.	3,012,718	140,633,676
		350,361,772

TOTAL BEVERAGES		402,960,190

Food & Staples Retailing - 14.6%
Food Distributors - 1.7%
JDE Peet's BV	188,500	6,591,199
Sysco Corp.	24,200	1,334,872
U.S. Foods Holding Corp. (c)	794,316	15,203,208
		23,129,279
Food Retail - 4.4%
Kroger Co.	1,805,370	58,891,169
Hypermarkets & Super Centers - 8.5%
Costco Wholesale Corp.	116,300	35,875,061
Walmart, Inc.	639,500	79,336,370
		115,211,431

TOTAL FOOD & STAPLES RETAILING		197,231,879

Food Products - 18.3%
Agricultural Products - 0.7%
Darling Ingredients, Inc.(c)	381,800	8,899,758
Packaged Foods & Meats - 17.6%
Conagra Brands, Inc.	496,200	17,262,798
Danone SA	244,691	16,834,854
Freshpet, Inc. (c)	285,900	22,065,762
General Mills, Inc.	65,800	4,148,032
Lamb Weston Holdings, Inc.	379,900	22,816,794
Mondelez International, Inc.	1,667,058	86,887,063
Nomad Foods Ltd. (c)	614,100	13,006,638
Post Holdings, Inc. (c)	114,000	9,924,840
The Kraft Heinz Co.	591,700	18,029,099
The Simply Good Foods Co. (c)	352,000	5,994,560
Tyson Foods, Inc. Class A	343,900	21,129,216
		238,099,656

TOTAL FOOD PRODUCTS		246,999,414

Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC	791,500	11,602,916
Household Products - 21.7%
Household Products - 21.7%
Energizer Holdings, Inc. (b)	312,600	13,716,888
Kimberly-Clark Corp.	99,000	14,002,560
Procter & Gamble Co.	1,869,950	216,764,604
Reckitt Benckiser Group PLC	124,459	11,147,364
Spectrum Brands Holdings, Inc.	777,776	36,804,360
		292,435,776
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Ocado Group PLC (c)	200,900	5,436,123
The Honest Co., Inc. (c)(d)(e)	212,235	3,051,939
		8,488,062
Multiline Retail - 1.6%
General Merchandise Stores - 1.6%
Dollar General Corp.	34,100	6,530,491
Dollar Tree, Inc. (c)	150,800	14,758,796
		21,289,287
Personal Products - 4.0%
Personal Products - 4.0%
Edgewell Personal Care Co. (c)	559,391	17,016,674
Estee Lauder Companies, Inc. Class A	60,739	11,994,130
Unilever NV	474,230	24,507,216
		53,518,020
Tobacco - 7.5%
Tobacco - 7.5%
Altria Group, Inc.	1,719,045	67,128,707
Philip Morris International, Inc.	470,891	34,544,564
		101,673,271
TOTAL COMMON STOCKS
(Cost $1,175,646,561)		1,336,198,815

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.11% (f)	11,262,148	11,264,400
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	35,262,027	35,265,554
TOTAL MONEY MARKET FUNDS
(Cost $46,529,954)		46,529,954
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,222,176,515)		1,382,728,769
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(33,985,358)
NET ASSETS - 100%		$1,348,743,411

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,960,651 or 0.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,051,939 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,473
Fidelity Securities Lending Cash Central Fund	17,859
Total	$27,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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